Segment Information	12 Months Ended
Dec. 31, 2018
Segment Information
Segment Information

19   Segment Information

Based on the criteria established by ASC 280 ‘‘Segment Reporting’’, the Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group.

Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s CODM in deciding how to allocate resources and assess performance.

Prior to the year 2018, the Company operated and managed its business as a single segment. In 2017 July, the Company started a new business unit and began to operate small class offerings under this unit. As the small class offering business reached scale, starting in 2018 the Group organized its business in two operating segments: one-on-one offerings and small class offerings. Segment information for the year ended December 31, 2016 and 2017 has been revised to be presented on the same basis as the year ended December 31, 2018.

Information regarding the two segments provided to the Company’s CODM are at the operating loss level. The Company currently does not allocate non-operating income/(expenses), income tax expenses, or assets and liabilities to its segments, as its CODM does not use such information to allocate resources or evaluate the performance of the two operating segments.

The Company presents segment information after elimination of inter-company transactions. In general, revenue, cost of revenue and operating expenses are directly attributable, and are allocated, to each segment. The Company allocates costs and expenses that are not directly attributable to individual segments, such as those that support infrastructure across different operating segments, to different operating segments mainly on the basis of usage, revenue or headcount, depending on the nature of the relevant costs and expenses.

The following table presents summary information by segment:

		For the year ended
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$

Net revenues
One-on-one offerings	418,281	835,649	1,044,769	151,956
Small class offerings	—	12,344	100,748	14,653
Total net revenues	418,281	847,993	1,145,517	166,609

Cost of revenues
One-on-one offerings	(147,157)	(293,763)	(342,927)	(49,877)
Small class offerings	—	(20,358)	(67,981)	(9,887)
Total cost of revenues	(147,157)	(314,121)	(410,908)	(59,764)

Gross profit
One-on-one offerings	271,124	541,886	701,842	102,079
Small class offerings	—	(8,014)	32,767	4,766
Total gross profit	271,124	533,872	734,609	106,845

Gross margin
One-on-one offerings	64.8%	64.8%	67.2%	67.2%
Small class offerings	—	(64.9)%	32.5%	32.5%
Total gross margin	64.8%	63.0%	64.1%	64.1%

Sales and marketing expenses
One-on-one offerings	(464,890)	(619,966)	(647,314)	(94,147)
Small class offerings	—	(37,099)	(83,919)	(12,206)
Total sales and marketing expenses	(464,890)	(657,065)	(731,233)	(106,353)

Product development expenses
One-on-one offerings	(152,709)	(202,129)	(139,240)	(20,251)
Small class offerings	—	(21,073)	(45,760)	(6,656)
Total product development expenses	(152,709)	(223,202)	(185,000)	(26,907)

General and administrative expenses
One-on-one offerings	(165,657)	(213,880)	(186,983)	(27,196)
Small class offerings	—	(10,515)	(36,074)	(5,247)
Total general and administrative expenses	(165,657)	(224,395)	(223,057)	(32,443)

Operating expenses
One-on-one offerings	(783,256)	(1,035,975)	(973,537)	(141,594)
Small class offerings	—	(68,687)	(165,753)	(24,109)
Total operating expenses	(783,256)	(1,104,662)	(1,139,290)	(165,703)

Loss from operations
One-on-one offerings	(512,132)	(494,089)	(271,695)	(39,515)
Small class offerings	—	(76,701)	(132,986)	(19,343)
Total loss from operations	(512,132)	(570,790)	(404,681)	(58,858)

The Group operates in two principal geographical areas—China and the Philippines. For all periods presented, all revenues from external customers are attributed to China based on customer location.

The following table summarizes property and equipment of the Group by geographical location:

	Property and equipment
	As of December 31,
	2017	2018
	RMB	RMB
China	36,045	27,103
Philippines	12,964	8,238